Supplemental Cash Flow Information - Schedule of Changes in Working Capital (Details) - CAD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
SUPPLEMENTAL CASH FLOW INFORMATION
(Increase) in accounts receivables	$ (27)	$ (264)
(Increase) in prepaid expenses	(15)	(12)
Increase (decrease) in trade payables and accrued liabilities	159	(17)
Total changes in working capital	$ 117	$ (293)